Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions

Note 10—Certain Relationships and Related Transactions

Licensing Agreements with the T&B Seminars, Inc

On December 23, 2019, we entered into an agreement with T&B Seminars Inc. to develop and operate a seminar style education business (subsequently branded Homemade Investor by Tarek El Moussa) (“Development Agreement”) that will use, among other things, the names, images, and likenesses of Tarek El Moussa to market and sell customers real estate investing oriented education products. T&B granted us a sole and exclusive worldwide license to certain intellectual property, including, certain trademarks and copyrights and the name, image and likeness of Tarek El Moussa, in each case to the extent necessary for us to develop and create educational materials and promote and conduct a branded real estate seminar style education business.

As consideration for the licensed rights under the Development Agreement, Holdings agreed to pay T&B base royalty percentages on cash sales of products to persons responding to a branded marketing campaign that uses the licensed intellectual property. Also, as consideration for Tarek El Moussa providing certain marketing support, Holdings agreed to pay T&B marketing royalty percentages on cash sales of products at live events and at online webinars to persons responding to a branded marketing campaign that uses the licensed intellectual property. Furthermore, as consideration for the exclusivity of the rights under the Development Agreement, commencing on the seventh month of the term of the Development Agreement, Holdings agreed that the monthly royalties paid to T&B will not be less than an agreed to amount.

The Development Agreement has an initial term of five years and will automatically renew thereafter for successive five-year terms unless either party provides prior written notice of termination no less than 90 days prior to the end of such five-year term.

Licensing Agreements with the Rich Dad Parties

Through September 30, 2019, our business relied primarily on our license of the Rich Dad brand and related marks and intellectual property. The following transactions summarize our license to use the Rich Dad trademarks, trade names and other business information worldwide (the “Rich Dad Intellectual Property Rights”):

Effective September 1, 2013, we entered into licensing and related agreements with Rich Dad Operating Company, LLC (“RDOC”) (collectively, the “2013 License Agreement”) that replaced the 2010 License Agreement. Compared to the 2010 License Agreement, the 2013 License Agreement broadened the field of permitted use to include real estate investing, business strategies, stock market investment techniques, stock/paper assets, cash management, asset protection, entrepreneurship and other financially-oriented subjects. The 2013 License Agreement also (i) reduced the royalty rate payable to RDOC compared to the 2010 Rich Dad License Agreement; (ii) broadened the Company’s exclusivity rights to include education seminars delivered in any medium; (iii) eliminated the cash collateral requirements and related financial covenants contained in the 2010 License Agreement; (iv) continued our right to pay royalties via a promissory note that is convertible to preferred shares upon the occurrence of a Change in Control (as defined in the 2013 License Agreement); (v) eliminated approximately $1.6 million in debt from our consolidated balance sheet as a result of debt forgiveness provided for in the agreement terminating the 2010 License Agreement; and (vi) converted another approximately $4.6 million in debt to 1,549,882 shares of our Common Stock.

On April 22, 2014, we entered into an agreement with RDOC (the “2014 Amendment”) to, among other things, amend the 2013 License Agreement to halve the royalty payable by us to RDOC to 2.5% for the whole of 2014, (ii) cancel approximately $1.3 million in debt owed by us to RDOC, (iii) reimburse us for certain legal expenses, and (iv) cancel RDOC’s right to appoint one member of our Board of Directors.

The 2013 License Agreement and the 2014 Amendment were assigned to our wholly-owned subsidiary, Legacy Education Alliance Holdings, Inc. on September 10, 2014.

On January 25, 2018, we entered into a Second Amendment with RDOC (the “Second Amendment”) that amends certain terms of the 2013 License Agreement and extends the term of the 2013 License Agreement to September 1, 2019. (See the Form 8-K filed on January 29, 2018 for further discussion.)

On August 16, 2019, we entered into an amendment to the License Agreement that extended the term of the License Agreement through September 30, 2019. On September 16, 2019, we received notice from Rich Dad Operating Company, LLC (“RDOC”), indicating that RDOC did not intend to extend the term of the September 1, 2013, Rich Dad Operating License Agreement (as amended, the “License Agreement”) by and between the Company and RDOC. Therefore, the term of the License Agreement expired on September 30, 2019. Notwithstanding the expiration of the License Agreement, the Company may continue to use Licensed Intellectual Property, as defined in the License Agreement, including, but not limited to, the Rich Dad trademark and stylized logo, for the purpose of honoring and fulfilling orders by its customers in existence as of the date of the expiration of the Agreement.

License Agreements with Robbie Fowler and with Martin Roberts

We entered into a Talent Endorsement Agreement with an effective date of January 1, 2015 with Robbie Fowler that supplements an earlier November 2, 2012 Agreement and a Talent Endorsement Agreement with an effective date of January 1, 2013, both with Mr. Fowler (collectively, the “Fowler License Agreement”). The Fowler License Agreement grants us the exclusive right to use Robbie Fowler’s name, image, and likeness in connection with the advertisement, promotion, and sale in the United Kingdom of a property training course developed by us. The Fowler License Agreement was scheduled to expire by its terms on January 1, 2020. Under the Fowler License Agreement, we pay Mr. Fowler a royalty on revenues realized from the sale of Robbie Fowler-branded property courses and affiliated products, after deductions for value added taxes, returns and refunds.

In 2009, we entered into a Talent Endorsement Agreement with Martin Roberts that grants us the exclusive right to use Martin Roberts’, name, image, and likeness, as well as the rights to use the name of Mr. Roberts’s published book entitled “Making Money From Property,” in connection with the advertisement, promotion, and sale in the United Kingdom of a property training course developed by us. We entered into a subsequent Talent Endorsement Agreement with an effective date of April 20th, (the “Supplemental Agreement”) that grants us the non-exclusive right to use Martin Roberts’ name, image and likeness, as well as the rights to use the name of Mr. Roberts’ published book entitled “Making Money From Property”, in connection with the advertisement, promotion, and sale of educational training, products and materials related to real estate, securities and options trading and investment, as well as, general wealth building and investing strategies, principles and motivation. The term of the license granted under the Supplemental Agreement is for an initial six months period expiring on October 20, 2017 and will continue thereafter unless (i) terminated by one party upon the event of certain specified defaults of the party, or (ii) by either party without cause upon thirty (30) days prior written notice to the other party. Under the Supplemental Agreement with Mr. Roberts, we pay Mr. Roberts a royalty on revenues realized from the sale of Robbie Fowler-branded property courses and affiliated products that are collected within thirty (30) days after a Company-sponsored Martin Roberts-branded event, after deductions for value added taxes, banking charges, returns, refunds, and third party commissions. For sales to clients introduced to us directly by Mr. Roberts and his associated websites as well as other marketing and promotional activities Mr. Roberts or his associated companies may wish to undertake from time to time that are not part of a Company sponsored event and which result in the sale of ours basic training her marketing and promotional activities, Mr. Roberts is entitled to 50% of gross revenue from such sales of directly introduced clients.

Our licensing agreements for use of the Robbie Fowler and Martin Roberts brands were conveyed to Mayflower Alliance Ltd on November 26, 2019 as part of the sale of the business of our Legacy Education Alliance International Ltd subsidiary, which is currently in liquidation.